Common Stock	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Equity [Abstract]
Common Stock
6.	Common Stock

(a)	On December 6, 2018, the Company issued 2,000,000 shares of common stock upon the conversion of $200 of Series A convertible notes at $0.0001 per share. Refer to Note 5.

(b)	On December 6, 2018, the Company issued 51,725 shares of common stock with a fair value of $187,245 for financing costs. The fair value of common stock was determined based on the end of day trading price of the Company’s common stock on the date of issuance.

7.	Common Stock

(a)	On February 28, 2018, the Company issued 8,230,000 shares of WFS common stock for the conversion of $506,761 (Cdn$647,200) of convertible debentures and $137,652 (Cdn$175,800) of accrued interest.

(b)	On April 16, 2018, the Company filed a certificate of amendment to increase the authorized share capital to 9,000,000,000 shares of common stock.

(c)	On May 1, 2018, the WFS issued 9,474,500 shares of WFS common stock for the conversion of Cdn$1,736,500 convertible debentures.

(d)	On May 2, 2018, the Company issued 37,704,500 shares of common stock in exchange for all the issued and outstanding shares of WFS Pharmagreen Inc. pursuant to the share exchange agreement dated April 12, 2018. Refer to Note 3.

(e)	On May 24, 2018, the Company enacted a reverse split of its shares of common stock on a 200:1 basis. All reference to share and per share amounts have been retroactively restated to effect the reverse stock split as if the transaction had taken place as of the beginning of the earliest period presented.

(f)	On July 9, 2018, the Company issued 26,720,000 shares of common stock upon the conversion of $2,672 of Series A convertible notes at $0.0001 per share. Refer to Note 5(rr).

(g)	On July 24, 2018, the Company filed a certificate of amendment to decrease the authorized share capital to 500,000,000 shares of common stock.

(h)	On August 27, 2018, the Company issued 5,025,000 shares of common stock upon the conversion of $503 of Series A convertible notes at $0.0001 per share. Refer to Note 5(rr).